NET INCOME (LOSSES) PER SHARE ("EPS") (Tables)	12 Months Ended
Dec. 31, 2024
NET INCOME (LOSSES) PER SHARE ("EPS")
Summary of computation of basic and diluted net income per share

	For the years ended December 31,
	2022		2023		2024
	Class A	Class B	Class A	Class B
Basic EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net (loss) income attributable to Cango Inc’s shareholders	(815,323,647)	(295,884,236)	(26,501,163)	(11,372,111)	194,721,376	26,676,721	105,093,670	14,397,774
Denominator:
Number of shares used for Basic EPS computation (millions of shares)	201.10	72.98	170.07	72.98	135.22	135.22	72.98	72.98
Basic EPS	(4.05)	(4.05)	(0.16)	(0.16)	1.44	0.20	1.44	0.20

	For the years ended December 31,
	2022		2023		2024
	Class A	Class B	Class A	Class B
Diluted EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net (loss) income attributable to ordinary shareholders	(815,323,647)	(295,884,236)	(26,501,163)	(11,372,111)	205,923,431	28,211,396	93,891,615	12,863,099
Reallocation of net income as a result of conversion of Class B to Class A shares	(295,884,236)	—	(11,372,111)	—	93,891,615	12,863,099
Net (loss) income attributable to ordinary shareholders for diluted EPS	(1,111,207,883)	(295,884,236)	(37,873,274)	(11,372,111)	299,815,046	41,074,495	93,891,615	12,863,099
Denominator: (millions of shares)
Number of shares used for basic EPS computation	201.10	72.98	170.07	72.98	135.22	135.22	72.98	72.98
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72.98	—	72.98	—	72.98	72.98	—	—
Adjustments for dilutive share options (millions of shares)	—	—	—	—	24.84	24.84	—	—
Number of shares used for diluted EPS computation	274.08	72.98	243.05	72.98	233.04	233.04	72.98	72.98
Diluted EPS	(4.05)	(4.05)	(0.16)	(0.16)	1.29	0.18	1.29	0.18
Earnings (losses) per share – ADS:
Denominator used for earnings per ADS – basic	100.55		85.04		104.10	104.10
Denominator used for earnings per ADS – diluted	137.04		121.53		116.52	116.52
(Losses) earnings per ADS – basic	(8.11)		(0.31)		2.88	0.39
(Losses) earnings per ADS – diluted	(8.11)		(0.31)		2.57	0.35